Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000021867 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000021867 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021867 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021867 | CubeSmartFR_229663109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021867 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021867 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021867 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021867 | Highwoods Properties, Inc.FR_431284108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021867 | Essex Property Trust, Inc.FR_297178105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021867 | Brixmor Property Group, Inc.FR_11120U105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021867 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000021867 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021867 | SectorOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021867 | SectorDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000021867 | SectorResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000021867 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000021867 | SectorHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021867 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000021867 | SectorRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000021867 | SectorSpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000021867 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021867 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021867 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021867 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021867 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000021869 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000021869 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021869 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021869 | CubeSmartFR_229663109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021869 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021869 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021869 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021869 | Highwoods Properties, Inc.FR_431284108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021869 | Essex Property Trust, Inc.FR_297178105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021869 | Brixmor Property Group, Inc.FR_11120U105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021869 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000021869 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021869 | SectorOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021869 | SectorDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000021869 | SectorResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000021869 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000021869 | SectorHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021869 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000021869 | SectorRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000021869 | SectorSpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000021869 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021869 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021869 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021869 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021869 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000128774 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000128774 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000128774 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000128774 | CubeSmartFR_229663109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128774 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128774 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128774 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128774 | Highwoods Properties, Inc.FR_431284108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000128774 | Essex Property Trust, Inc.FR_297178105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000128774 | Brixmor Property Group, Inc.FR_11120U105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128774 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000128774 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000128774 | SectorOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000128774 | SectorDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000128774 | SectorResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000128774 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000128774 | SectorHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000128774 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000128774 | SectorRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000128774 | SectorSpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000128774 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000128774 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000128774 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000128774 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000128774 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000021870 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000021870 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021870 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021870 | CubeSmartFR_229663109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021870 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021870 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021870 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021870 | Highwoods Properties, Inc.FR_431284108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021870 | Essex Property Trust, Inc.FR_297178105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021870 | Brixmor Property Group, Inc.FR_11120U105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021870 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000021870 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021870 | SectorOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021870 | SectorDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000021870 | SectorResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000021870 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000021870 | SectorHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021870 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000021870 | SectorRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000021870 | SectorSpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000021870 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021870 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021870 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021870 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021870 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.10%